Financing receivables - Changes in Allowance for Losses for Current Period (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	¥ 3,385		¥ 3,809		¥ 4,389
Allowance for loan losses, Provision for losses	(2,401)		(350)		(833)
Allowance for loan losses, Charge-offs	(38)		(2)		(32)
Allowance for loan losses, Other	(7)	[1]	(72)	[1]	285	[1]
Allowance for loan losses, Balance at end of year	939		3,385		3,809
Allowance for receivables other than loans, Balance at beginning of year	1,503		1,051		1,036
Allowance for receivables other than loans, Provision for losses	(13)		20		143
Allowance for receivables other than loans, Charge-offs			(1)		(59)
Allowance for receivables other than loans, Other	(171)	[1]	433	[1]	(69)	[1]
Allowance for receivables other than loans, Balance at end of year	1,319		1,503		1,051
Total allowance for doubtful accounts, Balance at beginning of year	4,888		4,860		5,425
Total allowance for doubtful accounts, Provision for losses	2,414		(330)		(690)
Total allowance for doubtful accounts, Charge-offs	(38)		(3)		(91)
Total allowance for doubtful accounts, Other	(178)	[1]	361	[1]	216	[1]
Total allowance for doubtful accounts, Balance at end of year	2,258		4,888		4,860
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	552		339		783
Allowance for loan losses, Provision for losses	238		213		(253)
Allowance for loan losses, Charge-offs	(1)				(32)
Allowance for loan losses, Other					(159)	[1]
Allowance for loan losses, Balance at end of year	789		552		339
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	24		37		25
Allowance for loan losses, Provision for losses	13		(11)		13
Allowance for loan losses, Charge-offs	(11)		(2)
Allowance for loan losses, Other	0	[1]	0	[1]	(1)	[1]
Allowance for loan losses, Balance at end of year	26		24		37
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year					5
Allowance for loan losses, Provision for losses					(5)
Allowance for loan losses, Charge-offs
Allowance for loan losses, Other
Allowance for loan losses, Balance at end of year
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	2,758		3,422		3,576
Allowance for loan losses, Provision for losses	(2,630)		(592)		(599)
Allowance for loan losses, Charge-offs	(26)
Allowance for loan losses, Other	(7)	[1]	(72)	[1]	445	[1]
Allowance for loan losses, Balance at end of year	95		2,758		3,422
Advances to affiliated companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	51		11
Allowance for loan losses, Provision for losses	(22)		40		11
Allowance for loan losses, Charge-offs
Allowance for loan losses, Other
Allowance for loan losses, Balance at end of year	¥ 29		¥ 51		¥ 11

[1]	Includes the effect of foreign exchange movements.